Office Lease - Right Of Use Asset And Lease Liability (Details 1) - CAD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Lease liability, Beginning balance	$ 0
Addition	49,475
Lease payment - base rent portion	(2,132)
Lease liability - accretion expense	1,456
Lease liability, Ending balance	48,799
Current portion	7,466	$ 0
Long-term portion	$ 41,333